Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 36,133	£ 48,576	£ 56,078
Proceeds from issue of debt securities	8,667	2,847	5,586
Repayment of debt securities	(4,482)	(13,724)	(12,348)
Repayment of subordinated liabilities	(40)	(4)	(939)
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Principal elements of lease payments	(26)	(25)	(46)
Dividends paid	(1,173)	(1,506)	(282)
Liability-related other changes	(1,254)	(418)	(245)
Non-cash changes:
– Unrealised foreign exchange	2,083	(916)	353
– Other changes	1,169	1,353	419
Ending Balance	41,077	36,133	48,576
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	31,580	43,679	50,171
Proceeds from issue of debt securities	8,667	2,847	5,586
Repayment of debt securities	(4,482)	(13,724)	(12,348)
Liability-related other changes	(1,282)	(473)	(243)
Non-cash changes:
– Unrealised foreign exchange	1,893	(930)	359
– Other changes	44	181	154
Ending Balance	36,420	31,580	43,679
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,228	2,556	3,528
Repayment of subordinated liabilities	(40)	(4)	(939)
Liability-related other changes	2	(4)	(10)
Non-cash changes:
– Unrealised foreign exchange	190	14	(6)
– Other changes	(47)	(334)	(17)
Ending Balance	2,332	2,228	2,556
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	2,241	2,241
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Liability-related other changes	5
Non-cash changes:
Ending Balance	2,196	2,191	2,241
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	134	100	138
Principal elements of lease payments	(26)	(25)	(46)
Liability-related other changes	21	59	8
Non-cash changes:
Ending Balance	129	134	100
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	0
Dividends paid	(1,173)	(1,506)	(282)
Non-cash changes:
– Other changes	1,173	1,506	282
Ending Balance	£ 0	£ 0	£ 0